CUSTOMER DEPOSITS - Textual (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 175,491,421	$ 164,359,451
Deposits received	23,808,900	$ 20,686,104
Education sector
Disclosure of Customer Deposits [Line Items]
Deposits from customers	2,422,713
Services sector
Disclosure of Customer Deposits [Line Items]
Deposits from customers	17,279,692
Insurance Sector [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	1,353,557
Transport sector
Disclosure of Customer Deposits [Line Items]
Deposits from customers	1,176,385
Tourism sector
Disclosure of Customer Deposits [Line Items]
Deposits from customers	501,073
Others in the sector
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 23,533,836